SHARE-BASED COMPENSATION	12 Months Ended
Jun. 30, 2023
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

NOTE 18. SHARE-BASED COMPENSATION

Share-Based Awards Plan

The following is a summary of the share options activity:

		Weighted
		Average
		Exercise Price
Share Options	Shares	Per Share
Outstanding as of June 30, 2021	109,520	$10.02
Granted	—	—
Forfeited	(29,520)	14.80
Exercised	—	—
Expired	—	—
Outstanding as of June 30, 2022	80,000	$8.25
Granted	—	—
Forfeited	—	—
Exercised	—	—
Expired	—	—
Outstanding as of June 30, 2023	80,000	$8.25

The following is a summary of the status of options outstanding and exercisable as of June 30, 2023:

Outstanding Options			Exercisable Options
		Average			Average
		Remaining			Remaining
Average Exercise		Contractual	Average Exercise		Contractual
Price	Number	life (Years)	Price	Number	life (Years)
$8.25	80,000	1.59	$8.25	80,000	1.59
80,000

The Share-based compensation expense recorded for stock options granted were all ¥Nil for the years ended June 30, 2021, 2022 and 2023, respectively. No unrecognized share-based compensation for stock options as of June 30, 2023.

Restricted Shares to Senior Management

As of June 30, 2023, the Company has granted restricted Class A Ordinary Shares to senior management and employees as follows:

On August 21, 2018, the Company granted 391,200 restricted shares to its employees as compensation cost for awards. The fair value of the restricted shares was $2,523,240 based on the closing share price $6.45 at August 21, 2018. These restricted shares will vest over three years with one-third of the shares vesting every year from the grant date. All granted shares under this plan are fully vested on September 3, 2021.

On February 28, 2022, the Company granted 1,642,331 Class A shares to its employees as compensation cost for awards. The fair value of the restricted shares was $1,708,024 based on the closing share price $1.04 at February 28, 2022. These restricted shares will vest over three years with one-third of the shares vesting every year from the grant date. As of June 30, 2023, 547,444 shares were vested and the remaining 1,094,887 shares will not be vested until February 28, 2025.

On March 15, 2023, the Company issued 1,000,000 restricted Class A Ordinary Shares with a value of $372,600 based on the closing share price of $0.3726 on March 15, 2023 to its employee as compensation for service to the Company on new business exploration. The service period was six months from the date of grant. All of the restricted shares were issued on March 15, 2023 and the granted shares under this plan will not be vested until September15, 2023.

188,662, 128,672 and 1,000,000 restricted Class A restricted shares were issued and outstanding for the years ended June 30, 2021, 2022 and 2023, respectively, for all the plans mentioned above.

As of June 30, 2023, the Company has granted restricted Class B Ordinary Shares to senior management as follows:

On December 5, 2021, the Company granted 2,500,000 restricted shares to its management as compensation cost for awards. The fair value of the restricted shares was $4,175,000 based on the fair value of the share price $1.67 at December 5, 2021. These restricted shares vested immediately on the grant date. All granted shares under this plan are issued and outstanding on December 5, 2021.

On February 28, 2022, the Company granted 1,600,000 restricted shares to its management as compensation cost for awards. The fair value of the restricted shares was $1,694,000 based on the fair value of share price $1.06 at February 28, 2022. These restricted shares vested immediately on the grant date. All granted shares under this plan are issued and outstanding on February 28, 2022.

On March 9, 2023, the Company granted 3,000,000 restricted shares to its management as compensation cost for awards. The fair value of the restricted shares was $3,025,000 based on the fair value of share price $1.01 at March 9, 2023. These restricted shares vested immediately on the grant date. All granted shares under this plan are issued and outstanding on March 9, 2023.

Nil, 4,100,000 and 3,000,000 restricted Class B restricted shares were issued and outstanding during the years ended June 30, 2021, 2022 and 2023, respectively, for all the plans mentioned above.

The share-based compensation expense recorded for restricted shares issued for management was ¥6,140,037, 39,263,485 and ¥26,191,707 ($3,612,002) for the years ended June 30, 2021, 2022 and 2023, respectively. The total unrecognized share-based compensation expense of restricted shares issued for management and employees as of June 30, 2023 was approximately ¥8.0 million ($1.1 million), which is expected to be recognized over a weighted average period of approximately 1.46 years.

Restricted Shares for services

As of June 30, 2023, the Company has granted restricted Class A Ordinary Shares to consultant as follows:

On November 10, 2021, the Company signed a service agreement with Starry. As the service consideration, the Company should issue 500,000 restricted Class A Ordinary Shares which vested in equal monthly amounts through the end of December 31, 2021. Half of the restricted Class A Ordinary Shares was valued based on the closing share price of $1.60 on December 10, 2021 and the other half was valued based on the closing share price of $1.31 on December 31, 2021. 250,000 restricted Class A Ordinary Shares were issued on December 10, 2021 and the remaining 250,000 restricted Class A Ordinary Shares were issued in January 2022.

On January 5, 2022, the Company signed a consulting agreement with Lintec Information Ltd (the “Consultant”). As the service consideration, the Company issued 1,050,000 restricted Class A Ordinary Shares with a value of $1,354,500 based on the closing share price of $1.29 on January 5, 2022 to the Consultant as payment for being the Company’s investment and financial advisor for a period of one year. The vesting period of these shares was one year from the date of contract. All of the restricted shares were issued under this plan on January 5, 2022 and all of the granted shares under this plan was vested as of June 30, 2023.

On March 15, 2023, the Company signed a consulting agreement with some business consultants (the “Consultants”). As the service consideration, the Company issued 1,000,000 restricted Class A Ordinary Shares with a value of $372,600 based on the closing share price of $0.3726 on March 15, 2023 to the Consultants as compensation for acting as advisors to the Company on new business exploration. The vesting period of these shares was six months from the date of contract. All of the restricted shares were issued under this plan on March 15, 2023 and the granted shares under this plan will not be vested until September15, 2023.

Nil, 1,550,000 and 1,000,000 restricted Class A restricted shares were issued and outstanding during the years ended June 30, 2021, 2022 and 2023, respectively, for all the plans mentioned above.

The share-based compensation expense recorded for restricted shares issued for service was ¥nil, ¥8,935,920 and ¥5,805,840 ($800,662) for the years ended June 30, 2021, 2022 and 2023, respectively. The total unrecognized share-based compensation expense of restricted shares issued for service as of June 30, 2023 was ¥1,124,546 ($155,082), which is expected to be recognized over a weighted average period of approximately 0.21 years.

Following is a summary of the restricted shares granted:

Restricted share grants	Shares
Non-vested as of June 30, 2021	130,400
Granted	7,292,331
Vested	(5,255,400)
Non-vested as of June 30, 2022	2,167,331
Granted	5,000,000
Vested	(4,072,444)
Non-vested as of June 30, 2023	3,094,887

The following is a summary of the status of restricted share at June 30, 2023:

Outstanding Restricted Shares
		Average
		Remaining
Fair Value per		Amortization
Share	Number	Period (Years)
$1.04	1,094,887	1.67
0.37	2,000,000	0.21
	3,094,887